Pensions and other post-employment benefits - Summary of Movements in Fair Values of Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Exchange adjustments	£ 11	£ 14	£ 44
Interest income	4	(25)	(45)
Settlements and curtailments	0	2	6
Employer contributions	283	351	606
Pension benefits | Plan assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	13,014	13,622	13,144
Exchange adjustments	(96)	(79)	(209)
Interest income	645	587	601
Expenses	(19)	(23)	(30)
Settlements and curtailments	0	(1)	2
Remeasurement	98	(547)	380
Employer contributions	283	351	606
Scheme participants’ contributions	12	11	11
Benefits paid	(863)	(907)	(883)
Plan assets, at fair value at the end of the period	13,074	13,014	13,622
Post-retirement benefits
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Remeasurement	(15)	50	(40)
Post-retirement benefits | Plan assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	0	0	0
Exchange adjustments	0	0	0
Interest income	0	0	0
Expenses	0	0	0
Settlements and curtailments	0	0	0
Remeasurement	0	0	0
Employer contributions	87	94	98
Scheme participants’ contributions	18	18	18
Benefits paid	(105)	(112)	(116)
Plan assets, at fair value at the end of the period	0	0	0
UK
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	8,802	9,498
Plan assets, at fair value at the end of the period	8,819	8,802	9,498
UK | Plan assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	8,802	9,498	9,014
Exchange adjustments	0	0	0
Interest income	469	426	430
Expenses	(13)	(12)	(14)
Settlements and curtailments	0	0	0
Remeasurement	69	(639)	217
Employer contributions	33	63	363
Scheme participants’ contributions	0	0	0
Benefits paid	(541)	(534)	(512)
Plan assets, at fair value at the end of the period	8,819	8,802	9,498
US
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	2,207	2,142
Plan assets, at fair value at the end of the period	2,170	2,207	2,142
US | Plan assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	2,207	2,142	2,260
Exchange adjustments	(153)	37	(125)
Interest income	111	102	111
Expenses	(6)	(11)	(16)
Settlements and curtailments	0	0	0
Remeasurement	104	30	85
Employer contributions	128	179	125
Scheme participants’ contributions	0	0	0
Benefits paid	(221)	(272)	(298)
Plan assets, at fair value at the end of the period	2,170	2,207	2,142
Rest of World
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	2,005	1,982
Plan assets, at fair value at the end of the period	2,085	2,005	1,982
Rest of World | Plan assets
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Plan assets, at fair value at the beginning of the period	2,005	1,982	1,870
Exchange adjustments	57	(116)	(84)
Interest income	65	59	60
Expenses	0	0	0
Settlements and curtailments	0	(1)	2
Remeasurement	(75)	62	78
Employer contributions	122	109	118
Scheme participants’ contributions	12	11	11
Benefits paid	(101)	(101)	(73)
Plan assets, at fair value at the end of the period	£ 2,085	£ 2,005	£ 1,982